Commitments (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 USD ($)	Aug. 11, 2023 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability	$ 20,500,000	S/ 6,087,000		$ 12,249,000
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Commitments and contingencies [Line Items]
Provision	253,043,000		$ 254,438,000
Sociedad Minera Cerro Verde S.A.A. | Expansion of the wastewater treatment plant
Disclosure of Commitments and contingencies [Line Items]
Contingent liability	419,000,000
Sociedad Minera Cerro Verde S.A.A. | Servicio de Agua Potable y Alcantarillado de Arequipa S.A.
Disclosure of Commitments and contingencies [Line Items]
Provision	0
Sociedad Minera Cerro Verde S.A.A. | Servicio de Agua Potable y Alcantarillado de Arequipa S.A. | Expansion of the wastewater treatment plant and additional infrastructure projects
Disclosure of Commitments and contingencies [Line Items]
Contractual capital committed	363,000,000
Sociedad Minera Cerro Verde S.A.A. | Servicio de Agua Potable y Alcantarillado de Arequipa S.A. | Expansion of the wastewater treatment plant
Disclosure of Commitments and contingencies [Line Items]
Contractual capital committed	247,000,000
Sociedad Minera Cerro Verde S.A.A. | Servicio de Agua Potable y Alcantarillado de Arequipa S.A. | Additional infrastructure projects
Disclosure of Commitments and contingencies [Line Items]
Contractual capital committed	116,000,000
Sociedad Minera Cerro Verde S.A.A. | Servicio de Agua Potable y Alcantarillado de Arequipa S.A. | Water and sanitation facility projects
Disclosure of Commitments and contingencies [Line Items]
Contractual capital committed	$ 510,000,000